As filed with the Securities and Exchange Commission
                             on March 13, 2001


                                                    Registration Nos.    2-99810
                                                                       811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
         Pre-Effective Amendment                                         [_]
         Post-Effective Amendment No. 46                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 44                                                [X]

                        (Check appropriate box or boxes.)

                              THE PBHG FUNDS, INC.
               (Exact name of registrant as specified in charter)


                            1400 Liberty Ridge Drive
                            Wayne, Pennsylvania 19087

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                Harold J. Baxter
                        Pilgrim Baxter & Associates, Ltd.
                             1400 Liberty Ridge Drive
                            Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)


                                   Copies to:

    William H. Rheiner, Esq.         and to          John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
   Philadelphia, PA 19103-7599                        Wayne, PA 19087
         (215) 864-8600                              (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b)
|X| on March 13, 2001 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on __________ pursuant to paragraph (a)(1)
|| 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:  Common Stock

Part A - Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 42 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 15, 2000.

Part B - Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 42 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 15, 2000.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

Each of the following exhibits was filed under The PBHG Funds, Inc.'s registration number 2-99810:

     (a)  Articles of Incorporation

          Articles of Reinstatement of the Articles of Incorporation of the Registrant filed October 21, 1998. Incorporated herein by reference to Post Effective Amendment No. 35 to the Registrants Registration Statement on Form N-1A (PEA No. 35")

          Articles Supplementary of the Registrant filed November 12, 1998. Incorporated herein by reference to Amendment No. 35.

          Articles of Amendment of the Registrant filed January 21, 1999. Incorporated herein by reference to Post Effective Amendment No. 36 to the Registrants Registration Statement on Form N-1A
          (PEA No. 46").

          Articles of Amendment filed April 4,2000. Incorporated herein by reference to Post Effective Amendment No. 38 to the Registrants Registration Statement on Form N-1A (PEA No. 38").


          Articles of Amendment filed December 29,2000. Incorporated herein by reference to Post Effective Amendment No. 42 to the Registrants Registration Statement on Form N-1A (PEA No. 42").




     (b) Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("PEA No. 34").

     (c)  Articles of Incorporation filed as (a)


     (d) Investment Advisory Agreement dated January 25, 2001 by and between the Registrant, on behalf of certain portfolios of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to Post Effective Amendment No. 1 on Form N-14 filed on March 2, 2001.

          Schedule A dated February 1, 2001 to the Investment Advisory Agreement dated January 25, 2001 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to Post Effective Amendment No. 1 on Form N-14 filed on March 2, 2001.

          Investment Advisory Agreement dated January 25, 2001 by and between the Registrant, on behalf of PBHG Large Cap Value, Mid Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to Post Effective Amendment No.1 on Form N-14 filed on March 2, 2001.

          Form of Investment Sub-Advisory Agreement dated January 25, 2001 by and between the Registrant, on behalf of the PBHG International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited. Incorporated herein by reference to Post Effective Amendment No. 1 on Form N-14 filed on March 2, 2001.

          Form of Investment Sub-Advisory Agreement dated January 25, 2001 by and between the Registrant, on behalf of the PBHG Cash Reserve Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP. Incorporated herein by reference to Post Effective Amendment No. 1 on Form N-14 filed on March 2, 2001.




     (e) Distribution Agreement between the Registrant and SEI Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

          Schedule A dated December 14, 2000 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 42.


     (f)  Not Applicable

     (g) Custodian Agreement between the Registrant and The Northern Trust Company, on behalf of the International Fund. Incorporated herein by reference to PEA No. 30.

          First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 on behalf of the International Fund. Incorporated herein by reference to PEA No. 35.

          Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


          Schedule A dated December 14, 2000 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank. Incorporated herein by reference to PEA No. 42 filed
          December 15, 2000.


     (h) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


          Schedule A dated December 14, 2000 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 42.
          .


          Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

          Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996. Incorporated herein by reference to PEA No. 35.


          Schedule A dated December 14, 2000 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 42.

          Schedule A dated December 14, 2000 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 42.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A ("PEA No. 25").

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996. Incorporated herein by reference to PEA No. 25.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27").

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997. Incorporated herein by reference to PEA No. 30.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

          Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd on behalf of each Portfolio with respect to its Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed on July 21, 1997. Incorporated herein by reference to PEA No. 42 filed December 15, 2000.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999. Incorporated herein by reference to PEA No. 36.

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Global Technology & Communications Fund dated April 4, 2000. Incorporated herein by reference to Post Effective Amendment No. 38 to the Registrant's Registration Statement ("PEA No. 38").

          Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Wireless & Telecom Fund dated December 14, 2000. Incorporated herein by reference to PEA No. 42.



          Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998. Incorporated herein by reference to PEA No. 35.



     (i)  Opinion of Counsel. Attatched as Exhibit.


     (j)  Not Applicable

     (k)  Not Applicable

     (l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

     (m) Plan pursuant to Rule 12b-1 with respect to Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

     (o) Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


          Schedule A dated December 14, 2000 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 42.



     (p) Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 38.

          Code of Ethics of Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 38.

          Code of Ethics of Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 39.

          Code of Ethics of Murray Johnstone International Limited. Incorporated herein by reference to PEA No. 39.

          Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to PEA No. 39.

          Code of Ethics of SEI Investments Distribution Company. Incorporated herein by reference to PEA No. 38.

  (q) Other: Directors' Power of Attorney. Incorporated herein by reference to PEA No. 34.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

Item 25.   INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Amended and Restated By-Laws of the Registrant include the following:

                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

     Section 1. Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560 respectively).

The list required by this Item 26 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Advisers Act, (SEC File No. 801-34926).

The list required by this Item 26 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                               July 15, 1982
SEI Liquid Asset Trust                               November 29, 1982
SEI Tax Exempt Trust                                 December 3, 1982
SEI Index Funds                                      July 10, 1985
SEI Institutional Managed Trust                      January 22, 1987
SEI Institutional International Trust                August 30, 1988
The Advisors' Inner Circle Fund                      November 14, 1991
The Pillar Funds                                     February 28, 1992
CUFund                                               May 1, 1992
STI Classic Funds                                    May 29, 1992
First American Funds, Inc.                           November 1, 1992
First American Investment Funds, Inc.                November 1, 1992
The Arbor Fund                                       January 28, 1993
The Achievement Funds Trust                          December 27, 1994
Bishop Street Funds                                  January 27, 1995
CrestFunds, Inc.                                     March 1, 1995
STI Classic Variable Trust                           August 18, 1995
Ark Funds                                            November 1, 1995
Huntington Funds                                     January 11, 1996
SEI Asset Allocation Trust                           April 1, 1996
TIP Funds                                            April 28, 1996
The PBHG Funds, Inc.                                 June 1, 1996
PBHG Insurance Series Fund, Inc.                     April 1, 1997
SEI Institutional Investments Trust                  June 14, 1996
First American Strategy Funds, Inc.                  October 1, 1996
Highmark Funds                                       February 15, 1997
Armada Funds                                         March 8, 1997
Expedition Funds                                     June 9, 1997
TIP Institutional Funds                              January 1, 1998
Oak Associates Funds                                 February 27, 1998
The Nevis Fund, Inc.                                 June 29, 1998
The Parkstone Group of Funds                         September 14, 1998
Amerindo Funds                                       July 13, 1999
CNI Charter Funds                                    April 1, 1999
Parkstone Advantage Funds                            April 1, 1999
Huntington VA Funds                                  October 15, 1999
Friends Ivory Funds                                  December 16, 1999

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                          Positions and
                                                                          Offices with
Name                       Position and Office with Underwriter           Registrant
----                       ------------------------------------           ----------
Alfred P. West, Jr.        Director, Chairman                                      -
                           Of Board of Directors
Mark J. Held               President & Chief Operating Officer                     -
Robert M. Silvestri        Chief Financial Officer & Treasurer                     -
Carmen V. Romeo            Director & Executive Vice President                     -
Gilbert L. Beebower        Executive Vice President                                -

Dennis J. McGonigle        Executive Vice President                                -
Richard B. Lieb            Executive Vice President, President -                   -
                           Investment Services Division
Leo J. Dolan, Jr.          Senior Vice President                                   -
Carl A. Guarino            Senior Vice President                                   -
Jack May                   Senior Vice President                                   -
Hartland J. McKeown        Senior Vice President
Kevin P. Robins            Senior Vice President
Patrick K. Walsh           Senior Vice President                                   -
Robert Crudup              Vice President & Managing Director                      -
Vic Galef                  Vice President & Managing Director                      -
Kim Kirk                   Vice President & Managing Director                      -
John Krzeminski            Vice President & Managing Director                      -
Carolyn McLaurin           Vice President & Managing Director
Paul Lonergan              Vice President & Managing Director
John D. Anderson           Vice President & Managing Director
Scott W. Dellorfano        Vice President & Managing Director
Steven A. Gardner          Vice President & Managing Director
Wayne M. Withrow           Senior Vice President & Managing Director               -
Robert Aller               Vice President                                          -
Todd Cipperman             Senior Vice President & General Counsel
Barbara Doyne              Vice President                                          -
Jeff Drennen               Vice President                                          -
Kathy Heilig               Vice President                                          -
Jeff Jacobs                Vice President                                          -
Samuel King                Vice President                                          -
Joanne Nelson              Vice President                                          -
Mark Nagle                 Vice President                                          -
Cynthia M. Parrish         Vice President & Secretary                              -
Rob Redican                Vice President                                          -
Maria Reinehart            Vice President                                          -
Steve Smith                Vice President                                          -
Daniel Spaventa            Vice President                                          -
Ellen Marquis              Vice President
Kathryn L. Stanton         Vice President
S. Courtney Collier        Vice President & Assistant Secretary                    -
Lydia A. Gavalis           Vice President & Assistant Secretary                    -
Greg Gettinger             Vice President & Assistant Secretary                    -
Timothy Barto              Vice President & Assistant Secretary           Vice President &
                                                                          Assistant Secretary
Richard Deak               Vice President & Assistant Secretary
James Foggo                Vice President & Assistant Secretary           Vice President &
                                                                          Assistant Secretary
Christine McCullough       Vice President & Assistant Secretary
Lori White                 Vice President & Assistant Secretary                    -

c.  None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a), 31a-1(b)(1), (2)(a) and (b), (3), (6), (8),
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     First Union National Bank             The Northern Trust Company
     530 Walnut Street                     50 South LaSalle Street
     Philadelphia, PA  19106               Chicago, IL  60675

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.     Murray Johnstone
     825 Duportail Road                    International Limited
     Wayne, PA  19087                      11 West Nile Street
                                           Glasgow, Scotland  G12PX

     Wellington Management Company, LLP    Pilgrim Baxter Value Investors, Inc.
     75 State Street                       825 Duportail Road
     Boston, MA  02109                     Wayne, PA 19087

ITEM 29.  MANAGEMENT SERVICES:

None

ITEM 30.   UNDERTAKINGS:

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 13th day of March, 2001.


                                        THE PBHG FUNDS, INC.
                                        --------------------
                                            Registrant

                                        By:      /s/ Harold J. Baxter
                                                 ------------------------------
                                                 Harold J. Baxter
                                                 Chairman and Director

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                   DATE


/s/ Harold J. Baxter        Chairman and Director             March 13, 2001
----------------------
Harold J. Baxter

           *                Director                          March 13, 2001
---------------------
John R. Bartholdson

           *                Director                          March 13, 2001
---------------------
Jettie M. Edwards

           *                Director                          March 13, 2001
---------------------
Albert A. Miller

/s/ Gary L. Pilgrim         President                         March 13, 2001
---------------------
Gary L. Pilgrim

/s/ Lee T. Cummings         Treasurer, Chief Financial        March 13, 2001
---------------------       Officer and Controller
Lee T. Cummings



                               *    By:   /s/ John M. Zerr
                                         -------------------
                                         John M. Zerr
                                         Attorney-in-Fact

                                  EXHIBIT LIST

Exhibit
Number            Description


EX-99.I           Opinion of Counsel